UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:        March 31

Date of reporting period:     June 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Fund

The schedules are not audited.

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 36.8%
250,000	Federal Farm Credit Banks, 0.480%, 10/17/17	$249,956	0.1
1,250,000	Federal Farm Credit Banks, 0.490%, 10/25/17	1,250,000	0.6
1,000,000	Federal Farm Credit Banks, 0.570%, 09/14/17	1,000,000	0.5
1,400,000	Federal Farm Credit Banks, 0.680%, 12/08/17	1,400,609	0.7
200,000	Federal Farm Credit Banks, 0.790%, 09/18/17	200,000	0.1
200,000	Federal Farm Credit Banks, 0.800%, 08/29/17	200,035	0.1
2,000,000	Federal Farm Credit Banks, 1.030%, 02/20/18	2,001,418	1.0
2,250,000	Federal Farm Credit Banks, 1.000%, 07/03/17	2,250,013	1.1
150,000	Federal Farm Credit Banks, 1.140%, 10/13/17	150,068	0.1
300,000	Federal Farm Credit Banks, 1.170%, 07/26/17	300,009	0.2
200,000	Federal Farm Credit Banks, 1.170%, 08/01/17	200,007	0.1
500,000	Federal Farm Credit Banks, 1.180%, 08/01/17	500,131	0.3
150,000	Federal Farm Credit Banks, 1.240%, 03/22/18	150,165	0.1
500,000	Federal Farm Credit Banks, 1.280%, 04/13/18	498,637	0.2
500,000	Federal Farm Credit Discount Notes, 1.180%, 03/07/18	496,023	0.2
915,000	Federal Home Loan Bank Discount Notes, 0.680%, 08/11/17	914,302	0.5
18,750,000	Federal Home Loan Bank Discount Notes, 1.040%, 08/23/17	18,721,796	9.4
2,230,000	Federal Home Loan Bank Discount Notes, 1.060%, 09/22/17	2,224,653	1.1
1,500,000	Federal Home Loan Bank Discount Notes, 1.080%, 09/28/17	1,496,069	0.7
4,900,000	Federal Home Loan Bank Discount Notes, 0.990%, 07/28/17	4,896,435	2.4
675,000	Federal Home Loan Bank Discount Notes, 1.040%, 08/02/17	674,388	0.3
750,000	Federal Home Loan Banks, 0.460%, 08/01/17	749,983	0.4
3,750,000	Federal Home Loan Banks, 0.570%, 07/12/17	3,749,994	1.9
1,000,000	Federal Home Loan Banks, 0.660%, 08/16/17	1,000,000	0.5
1,000,000	Federal Home Loan Banks, 0.700%, 08/17/17	1,000,000	0.5
500,000	Federal Home Loan Banks, 0.780%, 08/21/17	500,114	0.3
600,000	Federal Home Loan Banks, 0.800%, 11/15/17	600,461	0.3
200,000	Federal Home Loan Banks, 0.880%, 02/01/18	199,951	0.1
100,000	Federal Home Loan Banks, 0.930%, 02/08/18	99,979	0.1
595,000	Federal Home Loan Banks, 1.070%, 10/05/17	594,468	0.3
100,000	Federal Home Loan Banks, 1.130%, 11/02/17	100,077	0.1
200,000	Federal Home Loan Banks, 1.160%, 12/07/17	200,183	0.1
200,000	Federal Home Loan Banks, 1.220%, 03/08/18	200,272	0.1
150,000	Federal Home Loan Banks, 1.260%, 02/28/18	150,164	0.1
750,000	Federal Home Loan Mortgage Corp., 0.670%, 07/21/17	750,046	0.4
1,500,000	Federal Home Loan Mortgage Corp., 0.800%, 09/27/17	1,500,707	0.7
4,000,000	Federal Home Loan Mortgage Corp., 0.850%, 08/25/17	3,999,710	2.0
900,000	Federal Home Loan Mortgage Corp., 0.890%, 11/24/17	900,026	0.4
3,325,000	Federal Home Loan Mortgage Corp., 0.920%, 11/13/17	3,326,860	1.7
3,000,000	Federal Home Loan Mortgage Corp., 0.980%, 11/16/17	3,000,000	1.5
250,000	Federal Home Loan Mortgage Corp., 0.980%, 11/28/17	250,018	0.1
1,000,000	Federal Home Loan Mortgage Corp., 0.980%, 12/28/17	999,603	0.5

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
1,900,000	Federal Home Loan Mortgage Corp., 1.040%, 02/26/18	$1,900,149	0.9
250,000	Federal Home Loan Mortgage Corp., 1.040%, 05/18/18	250,000	0.1
890,000	Federal Home Loan Mortgage Corp., 1.060%, 08/23/17	895,762	0.4
2,880,000	Federal National Mortgage Association, 0.468%, 07/20/17	2,880,100	1.4
1,540,000	Federal National Mortgage Association, 0.640%, 10/05/17	1,540,237	0.8
1,072,000	Federal National Mortgage Association, 0.980%, 12/27/17	1,071,443	0.5
1,000,000	Federal National Mortgage Association, 1.020%, 01/30/18	1,000,000	0.5
545,000	Federal National Mortgage Association, 1.230%, 03/21/18	545,919	0.3

	Total U.S. Government Agency Debt
	(Cost $73,729,966)	73,730,940	36.8

U.S. TREASURY DEBT: 22.9%
30,249,621	United States Treasury Bill, 1.020%, 09/28/17	30,174,288	15.0
14,300,000	United States Treasury Bill, 1.050%, 10/05/17	14,262,976	7.1
1,500,000	United States Treasury Note, 1.190%, 04/30/18	1,502,862	0.8

	Total U.S. Treasury Debt
	(Cost $45,940,126)	45,940,126	22.9

U.S. TREASURY REPURCHASE AGREEMENT: 24.5%
49,119,000	Deutsche Bank Repurchase Agreement dated 6/30/2017, 1.150%, due 7/03/17, $49,123,707 to be received upon repurchase (Collateralized by $70,889,712, U.S. Treasury Note, 0.000%, Market Value plus accrued interest $50,592,570 due 8/15/2030)	49,119,000	24.5

	Total U.S. Treasury Repurchase Agreement
	(Cost $49,119,000)	49,119,000	24.5

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 8.2%
8,517,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%, 07/03/17	8,517,000	4.2
8,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.840%, 07/03/17	8,000,000	4.0

	Total Investment Companies
	(Cost $16,517,000)	16,517,000	8.2

	Total Investments in Securities (Cost $185,306,092)	$185,307,066	92.4
	Assets in Excess of Other Liabilities	15,282,615	7.6
	Net Assets	$200,589,681	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$974
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$974

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$45,940,126	$–	$45,940,126
U.S. Treasury Repurchase Agreement	–	49,119,000	–	49,119,000
Investment Companies	16,517,000	–	–	16,517,000
U.S. Government Agency Debt	–	73,730,940	–	73,730,940
Total Investments, at fair value	$16,517,000	$168,790,066	$–	$185,307,066

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a- 2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 25, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2017